Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	ASTRA SPACE, INC.
Entity Central Index Key	0001814329
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false